N-6	Mar. 07, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II
Entity Central Index Key	0001359314
Entity Investment Company Type	N-6
Document Period End Date	Mar. 07, 2024
Amendment Flag	false
Variable Universal Life Plus - NY
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	Effective March 1, 2024, Appendix A – Portfolios Available under Your Policy is amended to reflect the following information for the Fidelity® VIP Mid Cap Portfolio – Initial Class, and the Fidelity® VIP Contrafund® Portfolio – Initial Class, respectively, to reflect a restatement of the funds’ current expenses:
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 Year
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[5]	Fidelity Management & Research Company LLC (FMR)[6]	0.57%	-14.74%	5.95%	9.96%
Long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio – Initial Class[5]	FMR[6]	0.56%	-26.31%	8.66%	11.43%
Please retain this Supplement for future reference. This Supplement is dated March 7, 2024 .
Prospectuses Available [Text Block]
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 Year
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[5]	Fidelity Management & Research Company LLC (FMR)[6]	0.57%	-14.74%	5.95%	9.96%
Long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio – Initial Class[5]	FMR[6]	0.56%	-26.31%	8.66%	11.43%

Portfolio Company Name [Text Block]	Portfolio and Adviser/Sub-adviser (if applicable)
Portfolio Company Objective [Text Block]	InvestmentObjective
Variable Universal Life Plus - NY | FidelityVIPMidCapPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio – Initial Class[5]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Variable Universal Life Plus - NY | FidelityVIPContrafundPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund®Portfolio – Initial Class[5]
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(26.31%)
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	11.43%